Net Investment Income (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Net Investment Income

Net investment income for the fiscal years ended March 31, 2019, 2018 and 2017 consisted of the following:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Net gain from disposal of debt instruments	¥6,072	¥4,187	¥39,484
Net gain from disposal of equity instruments(1)	—	281,036	142,016
Dividend income	87,850	138,874	123,827

Total net investment income	¥93,922	¥424,097	¥305,327

(1)	Following the adoption of IFRS 9, net gain from disposal of equity instruments elected to be measured at FVOCI is not transferred to profit or loss.